Business Combinations - Additional Information (Details)										12 Months Ended
	Jun. 01, 2022 CAD ($) EquityInstruments store	May 10, 2022 CAD ($) location	Apr. 26, 2022 CAD ($) store	Apr. 21, 2022 CAD ($) EquityInstruments store	Feb. 09, 2022 CAD ($) EquityInstruments	Nov. 29, 2021 CAD ($) EquityInstruments	Oct. 19, 2021 CAD ($) shares	May 10, 2021 CAD ($) EquityInstruments shares	May 09, 2021 CAD ($)	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 CAD ($)	Aug. 25, 2022 CAD ($) EquityInstruments	Aug. 02, 2022 CAD ($)	Jul. 15, 2022 CAD ($) store	Jun. 04, 2022 CAD ($)	May 17, 2022 CAD ($) EquityInstruments	Aug. 12, 2021 CAD ($) shares	Aug. 06, 2021 CAD ($) shares	Jul. 06, 2021 CAD ($) EquityInstruments shares	Apr. 28, 2021 CAD ($)	Mar. 24, 2021 CAD ($) EquityInstruments shares	Nov. 18, 2020 CAD ($) EquityInstruments shares
Business Combinations
Derivative liability										$ 6,336,000	$ 11,673,000
Gain (loss) included in 'Gain (loss) on revaluation of derivative liability'										10,497,000	(6,989,000)
NuLeaf Naturals, LLC
Business Combinations
Percentage of acquisition						80.00%
Pre-consolidation shares issued | EquityInstruments						4,429,809
Aggregate value of common shares						$ 35,527,000
Remaining percentage of the outstanding shares acquired						20.00%
Derivative liability						$ 8,326,000
Gain (loss) included in 'Gain (loss) on revaluation of derivative liability'										5,652,000
Revenues										15,657,000
Net (loss) income										518,000
Increase (decrease) in revenues										1,474,000
Increase (decrease) in net income (loss)										(797,000)
Transaction costs										89,000
Bud Room Inc.
Business Combinations
Percentage of acquisition					100.00%
Pre-consolidation shares issued | EquityInstruments					674,650
Aggregate value of common shares					$ 3,738,000
Revenues					2,305,000
Net (loss) income					186,000
Increase (decrease) in revenues										611,000
Increase (decrease) in net income (loss)										(23,000)
Transaction costs										30,000
Working capital adjustment					$ 12,000
2080791 Alberta Ltd.
Business Combinations
Percentage of acquisition				100.00%
Number of Retail Cannabis Stores Acquired | store				2
Pre-consolidation shares issued | EquityInstruments				443,301
Aggregate value of common shares				$ 2,203,000
Cash consideration				$ 200,000
Revenues										1,873,000
Net (loss) income										162,000
Increase (decrease) in revenues										1,861,000
Increase (decrease) in net income (loss)										(132,000)
Transaction costs										9,000
Crossroads Cannabis
Business Combinations
Number of Retail Cannabis Stores Acquired | store			3
Pre-consolidation shares issued			378,079													138,656
Aggregate value of common shares			$ 2,189,000
Revenues										3,505,000
Net (loss) income										87,000
Increase (decrease) in revenues										3,076,000
Increase (decrease) in net income (loss)										(132,000)
Transaction costs										44,000
Three retail cannabis stores acquired
Business Combinations
Aggregate value of common shares			$ 1,777,000
Additional retail cannabis stores acquired
Business Combinations
Aggregate value of common shares																$ 412,000
Ontario Lottery Winner
Business Combinations
Notes Receivable - Settlement		$ 3,463,000											$ 3,463,000
Number of Retail Cannabis Locations Acquired | location		2
Cash consideration		$ 176,000											176,000
Revenues										4,254,000
Net (loss) income										55,000
Increase (decrease) in revenues										6,427,000
Increase (decrease) in net income (loss)										152,000
Transaction costs										62,000
Bud Heaven
Business Combinations
Number of Retail Cannabis Stores Acquired | store	2
Pre-consolidation shares issued | EquityInstruments	564,092
Aggregate value of common shares	$ 1,986,000
Cash consideration	$ 992,000
Revenues										1,977,000
Net (loss) income										258,000
Increase (decrease) in revenues										2,170,000
Increase (decrease) in net income (loss)										(419,000)
Transaction costs										9,000
Kensington
Business Combinations
Notes Receivable - Settlement															$ 523,000
Cash consideration															$ 160,000
Revenues										436,000
Net (loss) income										(23,000)
Increase (decrease) in revenues										447,000
Increase (decrease) in net income (loss)										156,000
Transaction costs										7,000
Halo Kushbar
Business Combinations
Number of operating cannabis retail stores owned | store														3
Notes Receivable - Settlement														$ 810,000
Contingent consideration														810,000
Revenues										1,164,000
Net (loss) income										42,000
Increase (decrease) in revenues										2,213,000
Increase (decrease) in net income (loss)										10,000
Transaction costs										16,000
Working capital adjustment														$ 109,000
Choom.
Business Combinations
Pre-consolidation shares issued | EquityInstruments												2,147,023
Aggregate value of common shares												$ 3,940,000	3,940,000
Cash consideration												$ 100,000	$ 100,000
Revenues										2,443,000
Net (loss) income										(132,000)
Increase (decrease) in revenues										5,429,000
Increase (decrease) in net income (loss)										(659,000)
Transaction costs										$ 40,000
Meta Growth Corp.
Business Combinations
Percentage of acquisition																						100.00%
Exchange Ratio																						0.824
Number of shares acquired | shares																						237,941,274
Pre-consolidation shares issued | EquityInstruments																						196,063,610
Post-consolidation shares issued | shares																						13,070,907
Percentage of total number of issued and outstanding shares																						45.00%
Aggregate value of common shares																						$ 35,290,000
Revenues											63,016,000
Net (loss) income											(11,451,000)
Increase (decrease) in revenues											3,422,000
Increase (decrease) in net income (loss)											401,000
Transaction costs											1,359,000
Smoke Cartel, Inc.
Business Combinations
Percentage of acquisition																					100.00%
Pre-consolidation shares issued | EquityInstruments																					9,540,754
Post-consolidation shares issued | shares																					636,050
Aggregate value of common shares																					$ 8,396,000
Cash consideration																					2,512,000
Contingent consideration																					$ 1,319,000
Contingent consideration obligation (in shares) | shares										500,000
Contingent consideration obligation										$ 940,000
Loss on contingent consideration											1,671,000
Derivative liability											3,028,000
Gain (loss) included in 'Gain (loss) on revaluation of derivative liability'										2,088,000
Revenues											7,535,000
Net (loss) income											(52,000)
Increase (decrease) in revenues											5,846,000
Increase (decrease) in net income (loss)											(743,000)
Transaction costs											97,000
2686068 Ontario Inc.
Business Combinations
Percentage of acquisition																				100.00%
Cash consideration																				$ 5,980,000
Revenues											1,117,000
Net (loss) income											(1,407,000)
Increase (decrease) in revenues											1,107,000
Increase (decrease) in net income (loss)											123,000
Fab Nutrition, LLC (FABCBD)
Business Combinations
Percentage of acquisition								80.00%	80.00%
Pre-consolidation shares issued | EquityInstruments								6,151,915
Post-consolidation shares issued | shares								410,128
Aggregate value of common shares								$ 3,752,000
Pre-consolidation shares held in escrow | shares								9,679,778
Post-consolidation shares held in escrow | shares								645,319
Period for shares to be held in escrow								24 months
Percentage of shares release every six months								25.00%
Cash consideration								$ 15,193,000
Remaining percentage of the outstanding shares acquired								20.00%	20.00%
Derivative liability								$ 3,722,000	$ 3,722,000
Gain (loss) included in 'Gain (loss) on revaluation of derivative liability'										1,874,000
Revenues											4,746,000
Net (loss) income											640,000
Increase (decrease) in revenues											7,790,000
Increase (decrease) in net income (loss)											(306,000)
Transaction costs											872,000
DHC Supply LLC.
Business Combinations
Percentage of acquisition																			100.00%
Pre-consolidation shares issued | EquityInstruments																			12,597,300
Post-consolidation shares issued | shares																			839,820
Aggregate value of common shares																			$ 7,767,000
Cash consideration																			$ 4,045,000
Revenues										3,399,000
Net (loss) income										(14,000)
Increase (decrease) in revenues											7,513,000
Increase (decrease) in net income (loss)											301,000
102105699 Saskatchewan Ltd.
Business Combinations
Percentage of acquisition																		100.00%
Post-consolidation shares issued | shares																		254,518
Aggregate value of common shares																		$ 2,018,000
Cash consideration																		$ 698,000
Revenues										90,000
Net (loss) income										(83,000)
Increase (decrease) in revenues											254,000
Increase (decrease) in net income (loss)											72,000
DankStop
Business Combinations
Percentage of acquisition																	100.00%
Post-consolidation shares issued | shares																	612,087
Aggregate value of common shares																	$ 5,013,000
Revenues										380,000
Net (loss) income										(117,000)
Increase (decrease) in revenues											6,473,000
Increase (decrease) in net income (loss)											(311,000)
Enigmaa Ltd. (Blessed CBD)
Business Combinations
Percentage of acquisition							80.00%
Post-consolidation shares issued | shares							607,064
Aggregate value of common shares							$ 4,432,000
Post-consolidation shares held in escrow | shares							529,487
Period for shares to be held in escrow							24 months
Percentage of shares release every six months							50.00%
Cash consideration							$ 7,165,000
Remaining percentage of the outstanding shares acquired							20.00%
Derivative liability							$ 4,323,000
Risk free interest rate							7.50%
Gain (loss) included in 'Gain (loss) on revaluation of derivative liability'										1,414,000
Revenues										296,000
Net (loss) income										$ 130,000
Increase (decrease) in revenues											10,083,000
Increase (decrease) in net income (loss)											(2,382,000)
Transaction costs											$ 360,000
Working capital adjustment							$ 1,086,000